Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 4,618	£ 4,173
Other creditors	7,870	4,793
Items in the course of collection due to other banks	85	202
Lease liabilities (refer to Note 21)	1,216	1,317
Liabilities included in disposal groups classified as held for sale	0	20
Other liabilities	£ 13,789	£ 10,505